Earnings (Loss) Per Share	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share ("EPS") is calculated with reference to the weighted average number of common shares outstanding during the period.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine Months Ended September 30,
	2018	2017
Net income (loss) attributable to Golar LNG Ltd stockholders - basic and diluted	81,529	(183,526)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Nine Months Ended September 30,
	2018	2017
Basic:
Weighted average number of common shares outstanding	100,665	100,599

Dilutive:
Dilutive impact of share options	169	—
Weighted average number of common shares outstanding	100,834	100,599

Earnings (loss) per share are as follows:

	Nine Months Ended September 30,
	2018	2017
Basic	$0.81	$(1.82)
Diluted	$0.81	$(1.82)

For the nine months ended September 30, 2018 and 2017, convertible bonds have been excluded from the calculation of diluted EPS because the effect was anti-dilutive.